Major Customers	12 Months Ended
Sep. 30, 2011
Major Customers
Major Customers

11.      Major Customers

During the fiscal year ended September 30, 2011 there were four dual fuel customers who accounted for 72% of consolidated net sales with no one individual customer representing more than 35% of the total. During the fiscal year ended September 30, 2010 there were four dual fuel customers who accounted for 75% of consolidated net sales with one individual customer representing 35% of the total.